Components of Income Tax (Benefit) Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Federal			$ 0	$ 0	$ 0
State and local			(2)	0	2
Foreign			12	30	45
Total current			10	30	47
Deferred
Federal			(365)	(2)	1
State and local			(8)	0	0
Foreign			(2)	(25)	(13)
Total deferred			(375)	(27)	(12)
Income tax (benefit) expense	$ (32)	$ (2)	$ (365)	$ 3	$ 35